Retirement benefits - Defined benefit plans expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Service cost	$ 37	$ 59
Administration fees	4	3
Settlement loss (gain)	(6)	5
Finance expense (income), net	(3)	4
Defined benefit plans expense	32	71
Other Post-Employment Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Service cost	0	0
Administration fees	0	0
Settlement loss (gain)	0	0
Finance expense (income), net	1	1
Defined benefit plans expense	$ 1	$ 1